Other Long-Term Assets (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																													12 Months Ended										12 Months Ended								12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 B2 Gold Corporation [Member] USD ($)	Dec. 31, 2011 B2 Gold Corporation [Member] USD ($)	Dec. 31, 2010 B2 Gold Corporation [Member] USD ($)	Dec. 31, 2012 Red5 [Member] USD ($)	Dec. 31, 2011 Red5 [Member] USD ($)	Dec. 31, 2010 Red5 [Member] USD ($)	Dec. 31, 2012 Environmental Rehabilitation Trust Fund [Member] USD ($)	Dec. 31, 2011 Environmental Rehabilitation Trust Fund [Member] USD ($)	Dec. 31, 2010 Environmental Rehabilitation Trust Fund [Member] USD ($)	Dec. 31, 2012 South Africa [Member] First Uranium Corporation [Member] USD ($)	Dec. 31, 2011 South Africa [Member] First Uranium Corporation [Member] USD ($)	Dec. 31, 2010 South Africa [Member] First Uranium Corporation [Member] USD ($)	Dec. 31, 2012 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Dec. 31, 2011 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Dec. 31, 2010 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] Stratex International Plc [Member] USD ($)	Dec. 31, 2011 Isle of Man [Member] Stratex International Plc [Member] USD ($)	Dec. 31, 2010 Isle of Man [Member] Stratex International Plc [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] Commander Resources Limited [Member] USD ($)	Dec. 31, 2011 Isle of Man [Member] Commander Resources Limited [Member] USD ($)	Dec. 31, 2010 Isle of Man [Member] Commander Resources Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] Laurentian Goldfields Limited [Member] USD ($)	Dec. 31, 2011 Isle of Man [Member] Laurentian Goldfields Limited [Member] USD ($)	Dec. 31, 2010 Isle of Man [Member] Laurentian Goldfields Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] XDM Resources Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] XDM Resources Limited [Member] CAD	Dec. 31, 2012 North America [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2011 North America [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2010 North America [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2012 Investments In Unlisted Associates [Member] USD ($)	Dec. 31, 2011 Investments In Unlisted Associates [Member] USD ($)	Mar. 19, 2013 Investments In Unlisted Associates [Member] Rand Refinery [Member]	Dec. 31, 2012 Investments In Unlisted Associates [Member] Rand Refinery [Member]	Dec. 31, 2011 Investments In Unlisted Associates [Member] Rand Refinery [Member]	Dec. 31, 2012 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2011 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2012 Investments In Unlisted Associates [Member] Margaret Water Company [Member] USD ($)	Dec. 31, 2011 Investments In Unlisted Associates [Member] Margaret Water Company [Member] USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] Margaret Water Company [Member] USD ($)	Dec. 31, 2012 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member] USD ($)	Dec. 31, 2011 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member] USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member] USD ($)	Dec. 31, 2012 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2011 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2012 Investments In Listed Associates [Member] Mariana Resources Limited [Member] USD ($)	Dec. 31, 2011 Investments In Listed Associates [Member] Mariana Resources Limited [Member] USD ($)	Dec. 31, 2010 Investments In Listed Associates [Member] Mariana Resources Limited [Member] USD ($)	Dec. 31, 2012 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2011 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2010 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2012 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2012 Corporate Joint Venture [Member] Yatela [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] Yatela [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Yatela [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Thani Ashanti Alliance Limited [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] Thani Ashanti Alliance Limited [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Thani Ashanti Alliance Limited [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2012 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]
Accounts Receivable Net Noncurrent [Abstract]
Prepayments and accrued income	$ 31	$ 22
Recoverable tax, rebates, levies and duties	20	14
Reclamation sites trust fund	20	29
Unamortized issue costs of long-term debt, bonds and revolving credit facility	33	26
Other debtors	0	1
Other Assets, Miscellaneous, Noncurrent	111	101
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Aggregate fair value of investments with unrealized losses - Less than 12 months	27	8
Aggregate fair value of investments with unrealized losses - More than 12 months	0	0
Aggregate fair value of investments with unrealized losses - Total	27	8
Aggregate unrealized losses - Less than 12 months	(2)	(3)
Aggregate unrealized losses - More than 12 months	0	0
Aggregate unrealized losses - Total	(2)	(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	50	51
Gross unrealized gains	21	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	69	82
Number Of Investments	Four
Equity Method Investment, Summarized Financial Information [Abstract]
Non-current assets	2,019	1,337
Current assets	1,577	675
Equity Method Investment, Summarized Financial Information, Assets	3,596	2,012
Long-term liabilities	(58)	(64)
Loans from shareholders	(63)	(53)
Current liabilities	(1,280)	(473)
Net assets	2,195	1,422
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Sales and other income	886	966	823
Costs and expenses	(828)	(679)	(528)
Taxation	(78)	(120)	(126)
Net income/(loss)	(20)	167	169
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Less than one year	3
After ten years	4
Investment in marketable debt securities - held to maturity	7	8
Investment in non-marketable debt securities - held to maturity	86	85
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Held To Maturity Securities Fair Value	11	11
Held-to-maturity Securities, Unrecognized Holding Gain	4	3
Held-to-maturity Securities, Restricted [Abstract]
Held To Maturity Assets, Noncurrent	3	2
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Other loans and assets	7	9
Loans and receivables measured at amortized cost	7	6
Post-retirement assets measured according to the employee benefits accounting policy	0	3
Loans due by equity accounted joint ventures and associates	40	29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	69	82
Investment in marketable debt securities - held to maturity	7	8
Investment in non-marketable equity securities - available for sale	2	9
Investment in non-marketable assets - held to maturity	3	2
Investment in non-marketable debt securities - held to maturity	86	85
Restricted cash	29	23
Other non-current assets	111	101
Other long-term assets	1,360	1,001
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted cash	29	23
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,053	691																															63	5												18	15							972	671
Effective percentage held [Percent]																																				48.03%	0.00%	36.00%	25.00%	33.33%	33.33%							19.86%	19.86%		31.17%	30.90%				41.00%	41.00%	40.00%	40.00%	40.00%	40.00%		50.00%	50.00%		0.00%	50.00%		45.00%	45.00%	50.00%	50.00%
Equity Method Investment Quoted Market Value																																																3	7	0	22	35	33
Impairments of associates and equity accounted joint ventures	45	10	24																																					1	1	1	0	2	0			0	1	0										7	6	0	37	0	0	0	0	23
Purchase consideration																																																	8
Percent Disposed [Percent]																																			4.24%
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	9	21	2										5	19	0	0	2	0	2	0	0	1	0	0	1	0	0			0	0	2
Disposals of marketable equity securities, net of tax	0	(1)	51	0	0	(47)	0	0	(4)	0	1	0
Disposals of marketable equity securities, tax effect						0			2		0
Impairment of investments	$ 16	$ 21	$ 2																									$ 7
Price per share acquired [Per Share]																													0.25